EVENTS DURING THE REPORTING PERIOD (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about business combination [table]
Disclosure of fair value of options estimated based on assumptions
Allotment date	Share price	Exercise price	Expected option life	Risk-free interest rate	Average standard deviation (**)	Grant date fair value
May 10, 2026 - RSU	$72	-	-	-	-	$72
May 19, 2026 - ESOP	$67	$70.22	5	0.0408	0.4389	$6.08	(***)
May 27, 2026 – RSU/PSU	$74.31	-	-	-	-	$74.31
June 11, 2026 - RSU/PSU	$66.33	-	-	-	-	$66.33
June 11, 2026 – ESOP	$66.33	$69.27	3.61	0.0412	0.4805	$25.61
June 11, 2026 – ESOP	$66.33	$0.01	3.12	0.0367	0.4667	$66.33